UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6500

Name of Fund:  BlackRock MuniYield New York Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniYield New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield New York Insured Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
New York - 125.1%

   $   23,790   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6% due 12/15/2023 (c)(q)      $    24,660

        1,250   Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2014 (b)                                           1,345

        1,500   Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2016 (b)                                           1,616

        4,300   Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6% due 7/01/2013 (b)                 4,716

        1,700   Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste System-Forward),
                Series A, 5.40% due 1/01/2013 (d)                                                                           1,805

        1,900   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75% due
                5/01/2020 (c)                                                                                               2,071

        5,250   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75% due
                5/01/2024 (c)                                                                                               5,557

        9,900   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50% due 2/15/2047 (d)         9,762

          485   Huntington, New York, GO, Refunding, 5.50% due 4/15/2011 (a)                                                  517

          460   Huntington, New York, GO, Refunding, 5.50% due 4/15/2012 (a)                                                  499

          455   Huntington, New York, GO, Refunding, 5.50% due 4/15/2013 (a)                                                  496

          450   Huntington, New York, GO, Refunding, 5.50% due 4/15/2014 (a)                                                  496

          450   Huntington, New York, GO, Refunding, 5.50% due 4/15/2015 (a)                                                  500

        1,675   Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)(e)                          1,784

        7,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5% due 9/01/2029 (a)        7,346

        8,500   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5% due 9/01/2034 (a)        8,900

        5,750   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                Series B, 5% due 12/01/2035 (j)                                                                             6,061

        6,270   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series F, 4.25%
                due 5/01/2033 (d)                                                                                           6,022

        4,250   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series A,
                5% due 7/01/2035 (a)                                                                                        4,483

        2,000   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series A, 5.75%
                due 1/01/2008 (d)(e)                                                                                        2,067


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PILOT        Payment in Lieu of Taxes
RIB          Residual Interest Bonds
VRDN         Variable Rate Demand Notes



BlackRock MuniYield New York Insured Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
New York (concluded)

    $  10,000   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding Bonds,
                Series B, 4.875% due 7/01/2018 (b)(h)                                                                 $    10,252

        5,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A,
                5% due 11/15/2011 (b)(e)                                                                                    5,278

        9,500   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%
                due 11/15/2035 (d)                                                                                         10,073

       10,600   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds,
                Series A, 5% due 11/15/2030 (d)                                                                            11,037

        1,015   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds,
                Series A, 5% due 11/15/2032 (c)                                                                             1,058

        3,900   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB, Series 724X, 7.64%
                due 11/15/2032 (c)(g)                                                                                       4,602

        1,740   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125% due
                11/15/2022 (b)                                                                                              1,838

       16,105   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5% due
                11/15/2030 (c)                                                                                             16,768

        2,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25% due
                11/15/2031 (b)                                                                                              2,652

        1,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B, 5% due
                11/15/2028 (d)                                                                                              1,575

        2,000   Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds,
                Series A, 5% due 7/01/2025 (b)                                                                              2,091

        2,885   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding Bonds,
                Series C, 5.125% due 1/01/2012 (c)(e)                                                                       3,069

        1,640   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding Bonds,
                Series C, 5.125% due 7/01/2012 (c)(e)                                                                       1,754

        3,000   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series A, 5% due
                11/15/2032 (b)                                                                                              3,149

        6,235   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F,
                5.25% due 11/15/2012 (d)(e)                                                                                 6,718

        5,000   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F,
                5% due 11/15/2031 (d)                                                                                       5,214

        1,400   Monroe County, New York, IDA Revenue Bonds (Southview Towers Project), AMT, 6.125% due 2/01/2020            1,490

        1,125   Monroe County, New York, IDA Revenue Bonds (Southview Towers Project), AMT, 6.25% due 2/01/2031             1,206

       10,830   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due 8/01/2009 (c)(e)          11,567

        1,500   New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
                Series C, 5% due 11/01/2026                                                                                 1,542

        2,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
                Series C, 5.05% due 11/01/2036                                                                              2,078

        1,340   New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
                Series H-1, 4.70% due 11/01/2040                                                                            1,314

        1,275   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Nightingale-Bamford
                School), 5.25% due 1/15/2018 (a)                                                                            1,364

        7,075   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6% due 11/01/2015 (c)                 7,107

        9,250   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due
                1/01/2036 (a)                                                                                               9,799

       11,750   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due
                3/01/2036 (d)                                                                                              12,428

        7,970   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter-New York
                Presbyterian), 5.75% due 12/15/2029 (c)                                                                     8,739

        1,500   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal One Group
                Association Project), AMT, 5.50% due 1/01/2024                                                              1,609

        6,750   New York City, New York, City Municipal Financing Authority, Water and Sewer Systems Revenue Bonds,
                5% due 6/15/2036 (d)                                                                                        7,132

          500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Crossover
                Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (c)                                                       516

        2,850   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Series A, 5.75% due 6/15/2009 (b)(e)                                                                 3,009

       14,700   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Series B, 5.75% due 6/15/2007 (d)(e)                                                                14,958

        5,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
                Refunding Bonds, 5.50% due 6/15/2010 (d)(e)                                                                 5,325

        1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
                Refunding Bonds, Series A, 5.125% due 6/15/2034 (d)                                                         1,309

        5,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
                Refunding Bonds, Series A, 5% due 6/15/2035 (a)                                                             5,750

        1,750   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
                Refunding Bonds, Series C, 5% due 6/15/2035 (d)                                                             1,832

        3,200   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
                Refunding Bonds, VRDN, Series A, 3.65% due 6/15/2025 (b)(f)                                                 3,200

        1,600   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
                Refunding Bonds, VRDN, Series G, 3.65% due 6/15/2024 (b)(f)                                                 1,600

        1,020   New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough,
                COP, Series A, 5.625% due 1/01/2012 (a)                                                                     1,081

        6,805   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
                Series B, 6.25% due 5/15/2010 (b)(e)                                                                        7,393

          800   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
                Series B, 6.25% due 5/15/2010 (e)                                                                             870

        1,260   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
                Series C, 5.50% due 5/01/2009 (e)                                                                           1,321

       16,195   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
                Series C, 5% due 2/01/2033 (b)                                                                             16,934

        2,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
                Series E, 5.25% due 2/01/2022 (d)                                                                           2,658

        3,000   New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding
                Bonds, Series D, 5.25% due 2/01/2021 (d)                                                                    3,212

        1,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds, Series A, 5%
                due 11/15/2026 (b)                                                                                          1,042

          895   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (b)(e)                                 976

           70   New York City, New York, GO, Refunding, Series B, 7% due 2/01/2018 (a)                                         70

        5,600   New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2, 3.62% due 8/01/2013 (d)(f)          5,600

        4,225   New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2, 3.65% due 8/01/2014 (d)(f)          4,225

        1,100   New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3, 3.65% due 8/01/2014 (c)(f)          1,100

        3,000   New York City, New York, GO, Series A, 5.75% due 5/15/2010 (b)(e)                                           3,214

          810   New York City, New York, GO, Series B, 5.75% due 8/01/2010 (d)(e)                                             871

        1,690   New York City, New York, GO, Series B, 5.75% due 8/01/2013 (d)                                              1,810

        3,750   New York City, New York, GO, Series D, 5.25% due 10/15/2023                                                 3,994

        8,000   New York City, New York, GO, Series J, 5% due 5/15/2023                                                     8,367

        9,500   New York City, New York, GO, Series M, 5% due 4/01/2035                                                     9,913

        3,965   New York City, New York, GO, Sub-Series A-6, VRDN, 3.65% due 11/01/2026 (c)(f)                              3,965

        1,150   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                                            1,227

       11,700   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5% due
                10/15/2032 (a)                                                                                             12,318

        4,250   New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds (American Museum
                of Natural History), Series A, 5% due 7/01/2036 (d)                                                         4,462

        2,400   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured),
                5% due 11/15/2030 (a)                                                                                       2,533

        1,000   New York State Dormitory Authority, Consolidated Revenue Refunding Bonds (City University System),
                Series 1, 5.625% due 1/01/2008 (c)(e)                                                                       1,037

        4,500   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (The New School
                University), 5% due 7/01/2046 (d)                                                                           4,722

        3,450   New York State Dormitory Authority Revenue Bonds (Eger Health Care and Rehabilitation Center), 6.10%
                due 8/01/2037 (i)                                                                                           3,709

        1,500   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B, 5.25% due
                9/01/2028 (k)                                                                                               1,581

        2,000   New York State Dormitory Authority Revenue Bonds (New School for Social Research), 5.75% due
                7/01/2007 (d)(e)                                                                                            2,057

        1,180   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation Association),
                Series A, 5.25% due 7/01/2019 (j)                                                                           1,262

        1,000   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation Association),
                Series A, 5.125% due 7/01/2023 (j)                                                                          1,048

        6,900   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series E,
                5.75% due 10/01/2030 (d)                                                                                    7,510

        1,000   New York State Dormitory Authority Revenue Bonds, Series B, 6.50% due 2/15/2011 (d)(h)                      1,103

        3,560   New York State Dormitory Authority Revenue Bonds (State University Adult Facilities), Series B,
                5.75% due 5/15/2010 (c)(e)                                                                                  3,814

        1,780   New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges), Series A, 6% due
                7/01/2010 (c)(e)                                                                                            1,925

        3,155   New York State Dormitory Authority, Revenue Refunding Bonds (City University System), Series C,
                7.50% due 7/01/2010 (b)                                                                                     3,360

        1,370   New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing Program),
                Series I, 5.75% due 10/01/2018 (d)                                                                          1,502

        6,000   New York State Dormitory Authority, Revenue Refunding Bonds (Siena College), 5.75% due
                7/01/2007 (d)(e)                                                                                            6,170

        1,570   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health Facilities),
                Series B, 5.25% due 2/15/2014 (e)                                                                           1,708

          270   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health Facilities),
                Series B, 5.25% due 2/15/2023                                                                                 288

        3,000   New York State Dormitory Authority, Supported Debt Revenue Bonds (State University Dormitory
                Facilities), Series A, 5% due 7/01/2031 (d)                                                                 3,180

        1,000   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department of Health),
                Series A, 5% due 7/01/2025 (j)                                                                              1,051

       14,250   New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds
                (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due 2/01/2024 (b)                               14,471

        3,500   New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds
                (Riverbank State Park), 6.25% due 4/01/2012 (a)                                                             3,792

        3,750   New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT, Series A, 4.65%
                due 11/15/2038                                                                                              3,670

          800   New York State HFA, State Personal Income Tax Revenue Bonds (Economic Development and Housing),
                Series A, 5% due 9/15/2023 (d)                                                                                841

        1,985   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130, 4.80% due
                10/01/2037                                                                                                  1,991

        1,540   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 133, 4.95%
                due 10/01/2021                                                                                              1,584

        6,790   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 140, 4.75%
                due 10/01/2037                                                                                              6,779

        3,470   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series C, 5.25%
                due 6/01/2019                                                                                               3,682

        3,920   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series C, 5.25%
                due 6/01/2020                                                                                               4,180

        6,000   New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)                     6,316

        8,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75% due 1/01/2029 (c)        8,229

       17,750   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75% due 1/01/2030 (c)       18,233

        2,820   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds, Series A, 6.25% due
                4/01/2011 (c)                                                                                               3,051

        3,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue Bonds, 5.75%
                due 4/01/2010 (a)(e)                                                                                        3,208

        2,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue Bonds,
                Series A-2, 5.375% due 4/01/2008 (d)(e)                                                                     2,060

        2,170   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue Refunding
                Bonds, 6% due 4/01/2007 (d)(e)                                                                              2,221

        4,380   New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue Bonds,
                Series A, 5% due 4/01/2026 (a)                                                                              4,647

        3,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series C-1, 5% due
                3/15/2013 (d)(e)                                                                                            3,206

        5,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds (State Facilities),
                Series A-1, 5% due 3/15/2029 (b)                                                                            5,244

        3,190   New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional Capital
                Facilities), Series A, 6.50% due 1/01/2011 (c)                                                              3,499

        1,000   Niagara Falls, New York, City School District, COP, Refunding (High School Facility), 5% due
                6/15/2028 (c)                                                                                               1,049

        1,000   Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due 11/01/2010 (d)(e)                       1,116

        2,705   Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara International Airport),
                Series B, 5.50% due 4/01/2019 (d)                                                                           2,822

        1,260   North Country, New York, Development Authority, Solid Waste Management System, Revenue Refunding
                Bonds, 6% due 5/15/2015 (c)                                                                                 1,385

        1,745   North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2013 (b)                                 1,988

          555   North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2017 (b)                                   667

        1,665   Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley), Series A, 5.20% due
                2/01/2013 (c)                                                                                               1,718

        1,055   Penfield-Crown Oak Housing Development Corporation, New York, Mortgage Revenue Bonds (Crown Oak
                Apartments Project), AMT, Series A, 4.875% due 12/01/2038 (s)                                               1,047

        2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th Series, 5.125%
                due 7/15/2030 (c)                                                                                           2,634

        4,000   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT,
                119th Series, 5.50% due 9/15/2016 (b)                                                                       4,040

       15,000   Port Authority of New York and New Jersey, Revenue Refunding Bonds, AMT, 120th Series, 6% due
                10/15/2032 (d)                                                                                             15,364

            3   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS, AMT,
                Series 278, 7.534% due 12/01/2022 (d)(g)                                                                        3

       14,750   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International
                Air Terminal), AMT, Series 6, 6.25% due 12/01/2010 (d)                                                     15,908

        7,175   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International
                Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)                                                  7,862

        3,500   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International
                Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)                                                  3,552

        4,425   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special Project-JFK
                International Air Terminal), AMT, Series 6, 6.25% due 12/01/2013 (d)                                        4,973

        7,380   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special Project-JFK
                International Air Terminal), AMT, Series 6, 6.25% due 12/01/2014 (d)                                        8,413

        1,255   Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute),
                Series B, 5.50% due 8/01/2022 (a)                                                                           1,317

        2,500   Rensselaer, New York, City School District, COP, 5% due 6/01/2036 (l)                                       2,637

        1,500   Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace Apartments Project),
                AMT, 4.70% due 12/20/2038 (s)                                                                               1,476

        1,000   Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dowling College), Series A,
                5% due 6/01/2036 (n)                                                                                        1,035

        4,625   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027                       4,840

        8,530   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin
                System Huntington Project), AMT, 6% due 10/01/2010 (a)                                                      9,128

        9,170   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin
                System Huntington Project), AMT, 6.15% due 10/01/2011 (a)                                                  10,011

        6,470   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin
                System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                                                   7,189

        1,750   Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (d)                        1,779

        5,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25% due
                6/01/2020 (a)                                                                                               5,343

        2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25% due
                6/01/2022 (a)                                                                                               2,130

        2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50% due 6/01/2021         2,160

        1,900   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50% due 6/01/2022         2,050

        2,305   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series Y,
                6% due 1/01/2012 (d)(h)                                                                                     2,470

        7,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25% due 11/15/2023 (d)         7,466

       19,675   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5% due 11/15/2032 (d)           20,537

        2,265   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5% due
                1/01/2012 (d)(e)                                                                                            2,396

        1,500   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B, 5% due
                11/15/2032 (d)                                                                                              1,566

        2,465   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5% due 11/15/2028 (a)          2,588

        6,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, Series A, 5.25% due
                11/15/2030 (d)                                                                                              6,405

        1,050   Western Nassau County, New York, Water Authority, Water System Revenue Refunding Bonds, 5% due
                5/01/2035 (a)                                                                                               1,104

        2,010   Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)(e)                                                2,167


Guam - 0.8%

        2,240   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C,
                5.25% due 10/01/2021 (d)                                                                                    2,328

        2,050   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C,
                5.25% due 10/01/2022 (d)                                                                                    2,130


Puerto Rico - 9.5%

        2,265   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds,
                Series G, 5.25% due 7/01/2019 (b)                                                                           2,436

        1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds,
                Series G, 5.25% due 7/01/2021 (b)                                                                           1,074

        1,250   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Trust
                Receipts, Class R, Series B, 7.808% due 7/01/2035 (d)(g)                                                    1,444

        3,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
                Bonds, Series D, 5.75% due 7/01/2012 (e)                                                                    3,295

       22,030   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
                Revenue Bonds, Series A, 4.62% due 7/01/2031 (b)(o)                                                         7,429

        3,900   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
                Revenue Bonds, Series A, 4.67% due 7/01/2035 (a)(o)                                                         1,079

        8,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
                Revenue Bonds, Series A, 4.77% due 7/01/2043 (a)(o)                                                         1,498

        1,000   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032                  1,070

        1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                             1,072

        4,000   Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5%
                due 7/01/2031 (a)                                                                                           4,256

        4,750   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2029                  4,959

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2029 (j)                  5,274

        7,095   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2030 (l)                  7,468

        7,100   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2035 (b)                  7,500

        2,300   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%
                due 2/01/2012 (e)                                                                                           2,480

          700   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%
                due 8/01/2029                                                                                                 736

                Total Municipal Bonds (Cost - $732,675) - 135.4%                                                          759,655




                Municipal Bonds Held in Trust (r)
New York - 32.6%

       50,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.75%
                due 11/15/2032 (c)                                                                                         54,505

       25,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Series A, 5.75% due 6/15/2011 (d)(e)                                                                26,967

       22,085   New York City, New York, GO, Series C, 5.75% due 3/15/2012 (c)(e)                                          24,157

       13,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25%
                due 10/15/2027 (a)                                                                                         13,936

       16,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%
                due 10/15/2032 (a)                                                                                         17,152

       33,750   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee
                Secured), 5% due 11/15/2035 (a)                                                                            35,538

       10,155   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air
                Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                                                         10,501

                Total Municipal Bonds Held in Trust (Cost - $179,221) - 32.6%                                             182,756




       Shares
         Held   Short-Term Securities
        2,840   CMA New York Municipal Money Fund, 3.03% (m)(p)                                                             2,840

                Total Short-Term Securities (Cost - $2,840) - 0.5%                                                          2,840

                Total Investments (Cost - $914,736*) - 168.5%                                                             945,251
                Other Assets Less Liabilities - 1.0%                                                                        5,758
                Liability for Trust Certificates, Including Interest Expense Payable - (15.3%)                           (85,724)
                Preferred Stock, at Redemption Value - (54.2%)                                                          (304,322)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $   560,963
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $        829,903
                                                   ================
    Gross unrealized appreciation                  $         31,178
    Gross unrealized depreciation                             (825)
                                                   ----------------
    Net unrealized appreciation                    $         30,353
                                                   ================


(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) CIFG Insured.

(k) Radian Insured.

(l) XL Capital Insured.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA New York Municipal Money Fund          $   1,236           $     41


(n) ACA Insured.

(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(p) Represents the current yield as of January 31, 2007.

(q) All or a portion of security held as collateral in connection with open financial futures contracts.

(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(s) GNMA Collateralized.

o   Financial futures contracts sold as of January 31, 2007 were as follows:

    Number of                    Expiration         Face          Unrealized
    contracts     Issue             Date           Value         Appreciation

    279       30-Year U.S.
              Treasury Note      March 2007    $  31,850,903     $  1,126,028


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield New York Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield New York Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield New York Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield New York Insured Fund, Inc.


Date:  March 26, 2007